Financial assets and liabilities at fair value - Fair value related to credit risk (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CVA/DVA, net
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	kr (29)	kr (8)
The period's change in fair value originating from credit risk (+ income/ - loss)	(21)	6	kr 9
OCA
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	(150)	(578)
The period's change in fair value originating from credit risk (+ income/ - loss)	kr 374	kr (195)	kr 1